Insurance - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Insurance [Line Items]
Carrying value of securities owned by U.S.-based insurance subsidiaries on deposit	$ 30			$ 30
Investment in Federal Home Loan Bank capital stock		$ 53
Proceeds advanced from Federal Home Loan Bank		0	$ 200	200	$ 0	$ 225
Payments for FHLBank Advance, Investing Activities		731	40	165	0	0
Advances from Federal Home Loan Bank	1,130	$ 400		1,130
Statutory Dividend Payment Restrictions Disclosure		The maximum amount of dividends that can be paid to shareholders in 2021 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards to policyholders or statutory net earnings as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31.
Fair value of mortgage-backed securities held as collateral by the Federal Home Loan Bank	1,370	$ 1,570		1,370
Interest on advances from Federal Home Loan Bank		4	9	11	27
Dividends		300		$ 285	140	60
Percentage threshold of dividends paid in previous twelve months to earned statutory surplus of prior year end, requiring approval of payment of dividends if exceeded				10.00%
Maximum amount of dividends available to be paid by insurance subsidiaries to parent without prior approval of regulatory authorities	290			$ 290
Maximum amount of dividends available to be received by parent from insurance subsidiaries without prior approval of regulatory authorities	34			34
Ceded annuity receipts		482	246	492	0	0
Ceded annuity surrenders, benefits and withdrawals		$ 514	0	206	0	0
Aggregate guaranteed minimum death benefit value on variable annuity polices in force	11			11	13
Life insurance
Insurance [Line Items]
Life insurance in force, ceded premiums	5,420			5,420	6,230
Life insurance in force, direct premiums	$ 8,330			8,330	9,530
Life written premiums ceded				19	20	22
Reinsurance recoveries				28	32	41
Great American Life Insurance Company
Insurance [Line Items]
Proceeds advanced from Federal Home Loan Bank			200
Payments for FHLBank Advance, Investing Activities				$ 165
Repayments of advances from Federal Home Loan Bank due in year five			$ 200
Quota share coinsurance percentage				50
Inforce annuity business ceded, as a percent of total inforce	15.00%
Deferred loss on ceded reserves	$ 180
Amortization of deferred loss on reinsurance	11
Ceded annuity receipts				$ 492
Ceded annuity surrenders, benefits and withdrawals				206
Commission and expense allowances				39
Reduction of annuity benefits				46
Great American Life Insurance Company | Life insurance
Insurance [Line Items]
Increases in statutory surplus from reinsurance treaty				$ 139	124
Great American Life Insurance Company | Block Reinsurance
Insurance [Line Items]
Ceded inforce annuity business	$ 5,960
Minimum | Great American Life Insurance Company
Insurance [Line Items]
Interest rates on Federal Home Loan Bank advances		0.30%
Expected life of ceded reserves	7 years
Average | Great American Life Insurance Company
Insurance [Line Items]
Interest rates on Federal Home Loan Bank advances	0.53%	0.83%		0.53%
Maximum [Member] | Variable annuities
Insurance [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits				$ 1	1	1
Maximum [Member] | Great American Life Insurance Company
Insurance [Line Items]
Interest rates on Federal Home Loan Bank advances		1.35%
Expected life of ceded reserves	10 years
Retained Earnings
Insurance [Line Items]
Dividends		$ 300		$ 285	140	$ 60
Federal Home Loan Banks, advances, refinanced terms
Insurance [Line Items]
Advances from Federal Home Loan Bank					$ 610